Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

Note 10: Share-Based Compensation

Stock Plan

We issue time-vesting restricted stock units (“RSUs”) and nonqualified stock options (“options”) to certain employees. All performance shares that were issued under the Stock Plan of our former Parent, Hilton, were converted to RSUs as of December 31, 2016. We recognized share-based compensation expense of $5 million and $3 million during the three months ended June 30, 2017 and 2016, respectively and $8 million and $5 million during the six months ended June 30, 2017 and 2016, respectively. As of June 30, 2017, unrecognized compensation costs for unvested awards were approximately $17 million, which is expected to be recognized over a weighted average period of 2.2 years. As of June 30, 2017, there were 7,806,023 shares of common stock available for future issuance.

RSUs

During the six months ended June 30, 2017, we issued 487,718 RSUs with a weighted average grant date fair value of $28.64, which generally vest 25 percent in the first year, 25 percent in the second year and 50 percent in the third year from the date of grant.

Options

During the six months ended June 30, 2017, we issued 669,658 options with a grant date fair value of $8.66 and an exercise price of $28.30, which generally vest 25 percent in the first year, 25 percent in the second year and 50 percent in the third year from the date of grant.

The grant date fair value of each of these option grants was determined using the Black-Scholes-Merton option-pricing model with the following assumptions:

Expected volatility(1)	26.3%
Dividend yield(2)	—%
Risk-free rate(3)	2.3%
Expected term (in years)(4)	6.0

(1)	Due to limited trading history for Hilton Grand Vacations’ common stock, we did not have sufficient information available on which to base a reasonable and supportable estimate of the expected volatility of our share price. As a result, we used a weighted-average of the implied volatility and the average historical volatility of our peer group over a time period consistent with its expected term assumption. Our peer group was determined based upon companies in our industry with similar business models and is consistent with those used to benchmark its executive compensation.
(2)	At the date of grant we had no plans to pay dividends during the expected term of these options.
(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
(4)	Estimated using the average of the vesting periods and the contractual term of the options.

As of June 30, 2017, we had 169,926 options outstanding that were exercisable.

Note 15: Share-Based Compensation

Stock Plan

Hilton maintains a share-based compensation plan for the benefit of its officers, directors and employees (the “Stock Plan”). The following disclosures represent the portion of the Stock Plan expenses maintained by Hilton in which our employees participated. All share-based compensation awards granted under the Stock Plan relate to Hilton common stock. As such, all related equity account balances are reflected in Hilton’s consolidated statements of stockholders’ equity and have not been reflected in our consolidated financial statements.

The share-based compensation award amounts presented below have been converted to reflect the separation from Hilton. Upon the separation on January 3, 2017, holders of Hilton stock options, RSUs and performance shares received an adjusted award based on our shares. The adjustments were designed to generally preserve the fair value of each award before and after the separation.

Under the Stock Plan, Hilton awards to certain of our employees RSUs, options and performance shares. We recorded share-based compensation expense for awards granted of $8 million, $8 million and $3 million for the years ended December 31, 2016, 2015 and 2014, respectively. The total tax benefit recognized related to this compensation was $3 million, $3 million and $1 million for the years ended December 31, 2016, 2015 and 2014 respectively.

As of December 31, 2016 and 2015, unrecognized compensation costs for unvested awards were approximately $6 million and $8 million, respectively. As of December 31, 2016, we expect to recognize these unrecognized compensation costs over a weighted average period of 1.7 years.

RSUs

The following table provides information about our RSU grants for the last three fiscal years:

	Year Ended December 31,
	2016	2015	2014
Number of shares granted	331,227	231,185	573,625
Weighted average grant date fair value per share	$18.68	$26.16	$20.51
Fair value of shares vested (in millions)	$4	$8	$—

The following table summarizes the activity of our RSUs during the year ended December 31, 2016:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding, beginning of period	477,324	$23.04
Granted	331,227	18.68
Vested	(204,827)	22.58
Forfeited	(88,442)	21.06

Outstanding, end of period	515,282	20.76

Options

The following table provides information about our option grants for the last three fiscal years:

	Year Ended December 31,
	2016	2015	2014
Number of options granted	148,929	89,641	111,036
Weighted average exercise price per share	$18.69	$26.16	$20.51
Weighted average grant date fair value per share	$5.21	$7.99	$7.22

The grant date fair value of each of these option grants was determined using the Black-Scholes-Merton option-pricing model with the following assumptions:

	Year Ended December 31,
	2016	2015	2014
Expected volatility(1)	32.0%	28.0%	33.0%
Dividend yield(2)	1.4%	—%	—%
Risk-free rate(3)	1.4%	1.7%	1.9%
Expected term (in years)(4)	6.0	6.0	6.0

(1)	Due to limited trading history for Hilton’s common stock, Hilton did not have sufficient information available on which to base a reasonable and supportable estimate of the expected volatility of its share price. As a result, Hilton used an average historical volatility of its peer group over a time period consistent with its expected term assumption. Hilton’s peer group was determined based upon companies in its industry with similar business models and is consistent with those used to benchmark its executive compensation.
(2)	Estimated based on the expected annualized dividend payment at the date of grant. For the 2014 and 2015 options, Hilton had no plans to pay dividends during the expected term at the time of grant.
(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
(4)	Estimated using the average of the vesting periods and the contractual term of the options.

The following table summarizes the activity of our options during the year ended December 31, 2016:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding, beginning of period	207,432	$23.12
Granted	148,929	18.69
Exercised	—	—
Forfeited, canceled or expired	(23,253)	21.09

Outstanding, end of period	333,108	21.21

Exercisable, end of period	92,435	22.33

Performance Shares

In November 2016, Hilton modified the existing performance shares granted, converting the performance shares granted in 2016 and 2015 to RSUs based on a 100 percent achievement percentage with the same vesting periods as the original awards. The following table summarizes the activity of our performance shares during the year ended December 31, 2016:

	Relative Shareholder Return		EBITDA CAGR
	Number of Shares	Weighted Average Grant Date Fair Value per Share	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding, beginning of period	103,358	$27.32	103,363	$23.04
Granted	62,309	19.83	62,313	18.68
Vested	(50,211)	22.45	(50,211)	20.51
Forfeited, canceled or expired	(12,323)	23.86	(12,323)	21.33

Outstanding, end of period	103,133	24.42	103,142	21.64

The fair value of shares vested during the year ended December 31, 2016 was $2 million.

The grant date fair value of each of the performance shares grants were determined using a Monte Carlo simulation valuation model with the following assumptions:

	Year Ended December 31,
	2016	2015	2014
Expected volatility(1)	31.0%	24.0%	30.0%
Dividend yield(2)	—%	—%	—%
Risk-free rate(3)	0.9%	1.0%	0.7%
Expected term (in years)(4)	2.8	2.8	2.8

(1)	Due to limited trading history for Hilton’s common stock, Hilton did not have sufficient information available on which to base a reasonable and supportable estimate of the expected volatility of its share price. As a result, Hilton used an average historical volatility of its peer group over a time period consistent with its expected term assumption. Hilton’s peer group was determined based upon companies in its industry with similar business models and is consistent with those used to benchmark its executive compensation.
(2)	As dividends are assumed to be reinvested in shares of common stock and dividends will not be paid to the participants of the performance shares unless the shares vest, we utilized a dividend yield of zero percent.
(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
(4)	Midpoint of the 30-calendar day period preceding the end of the performance period.